ARROW ETF TRUST

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

June 2, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Arrow ETF Trust (the “Trust”)

File Nos.: 811-22624

333-177651

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Arrow ETF Trust does not differ from that contained in the Registrant's Post-Effective Amendment No. 8, dated June 1, 2016, and (ii) that Post-Effective Amendment No. 8 has been filed electronically with the U.S. Securities and Exchange Commission.

If you have any questions or require further information, please contact the undersigned at (614) 469-3265.

Sincerely,

/s/

JoAnn Strasser

Thompson Hine LLP